NOTE 10 - NOTES PAYABLE - RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Notes payable - related parties
Notes payable - related parties consist of the following:
	December 31, 2013	December 31, 2012
Note payable to a related individual, secured by tangible and intangible assets of the Company, interest at 16%, principal and interest due April 1, 2000, past due. Note is convertible into common stock of the Company at $0.10 per share. Note is in default (2)	$1,087,370	$450,000
Note payable to a related individual, interest at 8%,past due. Note is in default(1)	1,000,000	1,000,000
Notes payable to related individuals, unsecured, interest at 10%, due on demand. (3)	28,500	43,500
Total notes payable - related parties	2,115,870	1,493,500
Less: current portion	(2,115,870)	(1,493,500)
Long-term notes payable - related parties	$—	$—

Notes payable - related parties - maturities
Maturities of notes payable - related parties are as follows:
Year Ending December 31,	Amount
2014	$2,115,870
Total	$2,115,870